Statements of comprehensive Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		$ (9,450)	$ (8,359)	$ (13,862)
Other (expenses) income, net		8,495	(8,497)	(8,019)
Interest income		7,621	5,554	8,054
Interest expenses				(360)
(Loss) income before income tax		3,944	(9,534)	(13,158)
Income tax expenses		0	0	0
Consolidated net (loss) income		3,944	(9,534)	(13,158)
Other comprehensive (loss) income		6,311	(7,736)	(4,417)
Comprehensive (loss) income		10,255	(17,270)	(17,575)
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	(2,714)	(2,064)	(6,579)
Other (expenses) income, net		7,296	(25,794)	(8,204)
Interest income		6,998	4,179	3,856
Interest expenses				(360)
(Loss) income before income tax		11,580	(23,679)	(11,287)
Income tax expenses		0	0	0
(Loss) income before share of net profits of subsidiaries, net of income tax		11,580	(23,679)	(11,287)
Share of net (losses) profit subsidiaries, net of income tax		(7,636)	14,145	(1,871)
Consolidated net (loss) income		3,944	(9,534)	(13,158)
Foreign currency translation adjustment		6,311	(7,736)	(4,417)
Other comprehensive (loss) income		6,311	(7,736)	(4,417)
Comprehensive (loss) income		$ 10,255	$ (17,270)	$ (17,575)

[1]	* Amount of share-based compensation expense included in general and administrative expenses $1,685 $1,223 $1,424